UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21050

Name of Fund: BlackRock New Jersey Municipal Bond Trust (BLJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey

            Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 11/30/2014

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2014 (Unaudited)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 133.4%
Corporate — 9.3%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (a)(b)	$560	$28,392
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	750	803,775
New Jersey EDA, RB, Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	1,550	1,680,076
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	500	574,915
Series B, 5.60%, 11/01/34	395	445,694

		3,532,852
County/City/Special District/School District — 18.7%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/39	370	401,568
City of Margate New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/27	230	257,600
5.00%, 1/15/28	110	122,428
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	400	517,592
5.50%, 10/01/29	790	1,025,128
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	800	901,864
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	280	314,642
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	685	754,747
Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	$2,250	$2,776,927

		7,072,496
Education — 27.4%
New Jersey EDA, RB:
Series A, 6.00%, 10/01/34	100	101,925
The Team Academy Charter School Project, 6.00%, 10/01/33	455	518,186
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A, 5.63%, 8/01/34 (c)	215	218,590
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	635	699,878
Montclair State University, Series J, 5.25%, 7/01/38	180	199,121
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	1,010	1,113,020
Georgian Court University, Series D, 5.00%, 7/01/33	150	160,112
Kean University, Series A, 5.50%, 9/01/36	700	798,350
Montclaire State University, Series A, 5.00%, 7/01/44	1,600	1,826,272
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	210	235,084
Ramapo College, Series B, 5.00%, 7/01/42	85	93,196
Seton Hall University, Series D, 5.00%, 7/01/38	105	116,720
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (d)	450	574,542
New Jersey Higher Education Student Assistance Authority, RB, Student Loan, Series 1A, AMT, 5.00%, 12/01/22	915	1,038,836

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	$640	$722,029
Series 1A, 5.00%, 12/01/25	135	142,713
Series 1A, 5.00%, 12/01/26	105	110,791
Series 1A, 5.25%, 12/01/32	300	327,237
Student Loan, Series 1A, 5.13%, 12/01/27	250	264,460
Rutgers-The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	985	1,107,268

		10,368,330
Health — 10.4%
County of Camden New Jersey Improvement Authority, Refunding RB, 5.00%, 2/15/34	100	109,902
New Jersey EDA, Refunding RB, Seabrook Village, Inc. Facility, 5.25%, 11/15/26	470	483,400
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	240	255,295
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	230	267,019
Virtua Health, Series A (AGC), 5.50%, 7/01/38	400	444,216
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	610	723,100
Meridian Health System Obligated Group, 5.00%, 7/01/26	305	345,583
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	500	524,210
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	180	206,325
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	$505	$572,109

		3,931,159
Housing — 3.1%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	370	390,576
S/F Housing, Series AA, 6.38%, 10/01/28	355	369,214
S/F Housing, Series AA, 6.50%, 10/01/38	110	114,324
S/F Housing, Series CC, 5.00%, 10/01/34	300	317,595

		1,191,709
State — 30.2%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/27 (e)	4,000	2,714,040
New Jersey EDA, RB:
5.00%, 9/01/36	50	52,907
(AGC), School Facilities Construction, 5.50%, 12/15/18 (d)	645	759,546
(AGC), School Facilities Construction, 5.50%, 12/15/34	355	401,672
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	500	603,705
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	500	549,940
School Facilities Construction, Series UU, 5.00%, 6/15/40	175	189,784
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/28	255	279,995
Cigarette Tax, 5.00%, 6/15/29	500	548,315
Cigarette Tax (AGM), 5.00%, 6/15/22	750	875,782
Lions Gate Project, 5.25%, 1/01/44	135	139,277

2	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, Refunding RB (concluded):
School Facilities Construction, Series AA, 5.50%, 12/15/29	$500	$554,550
School Facilities Construction, Series GG, 5.25%, 9/01/27	1,345	1,507,207
School Facilities Construction, Series NN, 5.00%, 3/01/29	875	955,911
School Facilities Construction, Series RR, 5.00%, 6/15/33	500	545,565
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	500	532,470
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	200	223,832

		11,434,498
Transportation — 33.5%
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	250	275,470
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,060	1,153,280
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/38	800	886,120
Series E, 5.25%, 1/01/40	370	411,618
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (e)	1,250	535,750
Transportation Program, Series AA, 5.25%, 6/15/33	955	1,061,129
Transportation Program, Series AA, 5.00%, 6/15/38	1,265	1,355,207
Transportation Program, Series AA, 5.50%, 6/15/39	425	480,943
Transportation System, 6.00%, 12/15/38	325	377,569
Transportation System, Series A, 6.00%, 6/15/35	1,275	1,551,547
Transportation System, Series A, 5.88%, 12/15/38	555	642,546
Transportation System, Series A, 5.50%, 6/15/41	830	930,488
Transportation System, Series A (AGC), 5.63%, 12/15/28	200	232,880
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	$450	$520,771
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	525	591,838
166th Series, 5.25%, 7/15/36	500	570,970
172nd Series, AMT, 5.00%, 10/01/34	1,000	1,104,510

		12,682,636
Utilities — 0.8%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/33 (e)	650	308,672
Total Municipal Bonds — 133.4%		50,522,352

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
New Jersey — 21.9%
County/City/Special District/School District — 5.2%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	1,780	1,955,864
Education — 2.9%
Rutgers-The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	990	1,109,272
State — 3.1%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (d)	329	384,614
6.00%, 12/15/34	671	784,311

		1,168,925
Transportation — 10.7%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	600	657,348

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System (concluded):
Series B, 5.25%, 6/15/36 (g)	$1,000	$1,092,041
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	1,500	1,625,415
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	630	692,161

		4,066,965
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 21.9%		8,301,026
Total Long-Term Investments (Cost — $53,840,451) — 155.3%		58,823,378

Short-Term Securities	Shares	Value
BIF New Jersey Municipal Money Fund, 0.00% (h)(i)	1,536,551	$1,536,551
Total Short-Term Securities (Cost — $1,536,551) — 4.1%		1,536,551
Total Investments (Cost — $55,377,002*) — 159.4%		60,359,929
Other Assets Less Liabilities — 1.9%		722,482
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.9%)		(4,521,096)
VRDP Shares, at Liquidation Value — (49.4%)		(18,700,000)

Net Assets Applicable to Common Shares — 100.0%		$37,861,315

* As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$50,901,552

Gross unrealized appreciation		$5,552,177
Gross unrealized depreciation		(613,318)

Net unrealized appreciation		$4,938,859

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Zero-coupon bond.

(f)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on June 15, 2019 is $776,985.

(h)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at November 30, 2014	Income
BIF New Jersey Municipal Money Fund	59,409	1,477,142	1,536,551	—

(i)	Represents the current yield as of report date.

4	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of November 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(46)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$5,844,156	$(17,567)

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2014	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$58,823,378	—	$58,823,378
Short-Term Investments	$1,536,551	—	—	1,536,551

Total	$1,536,551	$58,823,378	—	$60,359,929

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(17,567)	—	—	(17,567)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

6	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2014

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Trust (BLJ)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$57,000	—	—	$57,000
Liabilities:
TOB trust certificates	—	$(4,519,518)	—	(4,519,518)
VRDP Shares	—	(18,700,000)	—	(18,700,000)

Total	$57,000	$(23,219,518)	—	$(23,162,518)

There were no transfers between levels during the period ended November 30, 2014.

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2014	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: January 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Bond Trust

Date: January 22, 2015